Summary of Significant Accounting Policies - Revenue per Category (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 81,898	$ 69,185	$ 147,310	$ 128,339
COA/Voyage revenue [Member]
Revenue	22,995	24,519	38,762	44,326
Time chartering revenue [Member]
Revenue	22,474	13,808	41,208	25,201
Port terminal revenue [Member]
Revenue	24,600	25,174	48,842	47,991
Storage fees (dry port) revenue [Member]
Revenue	62	1,812	102	2,173
Dockage revenue [Member]
Revenue	2,797	1,745	4,656	3,107
Sale of products revenue [Member]
Revenue	6,677	0	9,764	1,894
Liquid port terminal revenue [Member]
Revenue	1,413	1,614	2,717	3,075
Other [Member]
Revenue	$ 880	$ 513	$ 1,259	$ 572